Taxes - Summary of Effective Income Tax Rate (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pluto PRRT Deferred Tax Asset [Member]
Disclosure Of Effective Income Tax Rate [Line Items]
Adjustment of deferred tax of prior periods	$ 637
Increase (decrease) in deferred tax asset	637	$ 1,362
After The Final Decision [Member] | International [member] | Producing And Developing Assets [Member] | Trion [Member]
Disclosure Of Effective Income Tax Rate [Line Items]
Recognition of deferred tax asset	$ 319